Significant Accounting Policies (Tables)	12 Months Ended
Mar. 31, 2013
Intangible Assets Useful Lives

Customer relationships, computer software and favorable lease are amortized using the straight-line method, over the following estimated economic useful lives:

Years
Customer relationships	7 to 10
Computer software	3 to 8
Licenses	License term
Favorable Lease	Period of Lease
Brand	Indefinite

Estimated Useful Economic Lives of Property, Plant and Equipment

The estimated useful economic lives are as follows:

Years
Leasehold improvements	Lesser of useful life or term of lease
Buildings	12 to 58
Plant and machinery	2 to 20
Computers	3 to 8
Motor vehicles	3 to 5
Furniture and fixtures	3 to 15